Organization and Principal Activities (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended			3 Months Ended		12 Months Ended					0 Months Ended
	Jul. 31, 2010 Allyes	Jan. 31, 2010 Allyes	Dec. 31, 2009 Allyes	Dec. 31, 2012 Traditional outdoor billboards item	Sep. 30, 2012 Traditional outdoor billboards item	Dec. 31, 2012 Traditional outdoor billboards item	Jan. 31, 2010 Allyes Acquisition Group One Allyes	Jul. 30, 2010 Silver Lake Allyes	Aug. 13, 2012 Group of potential purchasers sending preliminary non-binding proposal letter	Dec. 19, 2012 Giovanna Parent Limited and Giovanna Acquisition Limited	Dec. 19, 2012 Giovanna Parent Limited and Giovanna Acquisition Limited Minimum
Buy-out of Allyes
Percentage of ownership interest sold							38.00%	62.00%
Proceed from sale of ownership interest	$ 124.0	$ 13.3
Fair value of 38% interest			35
Fair value of 62% interest								$ 124
Number of subsidiaries disposed of				4	4	4
Cash price per ADS (in dollars per share)									$ 27.00
Cash price per ordinary share (in dollars per share)									$ 5.40	$ 5.50
Threshold percentage of consent required to approve merger											66.70%